Earnings Per Equity Share - Additional Information (Detail)			12 Months Ended
	Jun. 18, 2021 ₨ / shares	Apr. 22, 2021	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 ₨ / shares $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval			25.00%	25.00%
Dividends declared | ₨ / shares			₨ 15.5	₨ 15.5	₨ 6.5
Dividends declared per equity share | (per share)	₨ 6.5		₨ 19	₨ 0.23	₨ 15.5	₨ 6.5
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance | shares			49,152,741	49,152,741	19,064,987	73,917,840
Indian GAAP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, description of restrictions			As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP.	As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP.
Indian GAAP [Member] | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP		50.00%	35.00%	35.00%